Consolidated Statements of Earnings and Comprehensive Earnings - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue (Note 29)	$ 2,316.1	$ 1,494.7
Production costs (Note 24)	(1,479.2)	(1,094.4)
Depreciation and amortization (Note 14)	(484.2)	(316.0)
Royalties	(55.9)	(35.9)
Cost of sales	(2,019.3)	(1,446.3)
Mine operating earnings (Note 29)	296.8	48.4
General and administrative	(61.4)	(29.0)
Exploration and project development	(14.6)	(18.3)
Mine care and maintenance (Note 25)	(82.2)	(45.1)
Foreign exchange gains (losses)	8.9	(9.6)
Impairment charges (Note 15)	(78.6)	(99.1)
Derivative gains (Note 10(d))	8.3	7.3
Mineral properties, plant and equipment gains (losses) (Note 14)	7.9	(2.4)
(Loss) gains and income from associates (Note 16)	(0.4)	45.0
Transaction and integration costs (Note 8)	(25.3)	(157.4)
Other expense (Note 30)	(21.3)	(2.1)
Earnings (loss) from operations	38.1	(262.3)
Investment loss (Note 10(b))	(5.5)	(16.2)
Interest and finance expense (Note 26)	(91.4)	(22.5)
Loss before income taxes	(58.8)	(301.0)
Income tax expense (Note 31)	(46.1)	(39.1)
Net loss	(104.9)	(340.1)
Equity holders of the Company	(103.7)	(341.7)
Non-controlling interests	(1.2)	1.6
Items that will not be reclassified to net loss:
Remeasurement of retirement benefit plan	(2.6)	0.0
Unrealized loss on long-term investment (Note 10(c))	(24.2)	(3.5)
Income tax (expense) recovery related to long-term investments (Note 31)	(0.5)	0.5
Total other comprehensive loss	(27.3)	(3.0)
Total comprehensive loss	(132.2)	(343.1)
Equity holders of the Company	(131.0)	(344.7)
Non-controlling interests	$ (1.2)	$ 1.6
Basic loss per share (in USD per share)	$ (0.32)	$ (1.62)
Diluted loss per share (in USD per share)	$ (0.32)	$ (1.62)
Weighted average shares outstanding Basic (shares)	326,540	210,521
Weighted average shares outstanding Diluted (shares)	326,540	210,521